UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21987

(Investment Company Act file number)

ALPS Variable Investment Trust

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices)(Zip code)

Brendan Hamill

ALPS Variable Investment Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

(303) 623-2577

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Morningstar Conservative ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class I returned 9.11% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Conservative Blended Benchmark-1 (20% Equity), which returned 10.09% during the same period. The Portfolio underperformed the Blended Secondary Benchmark which returned 9.23% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market bonds (dollar denominated) and equities ranked high in the Portfolio's active return and exceeded the FTSE WGBI NonUSD Index and Morningstar Global Markets xUS Index in 2025.

  U.S. high yield, credit, and mortgage-backed securities exposures outperformed the Bloomberg US Universal Index during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

  Bond maturity and duration had an outsized impact on relative performance during 2025. The Portfolio's intermediate, or 5-10 year maturities segment outperformed short-term and long-term bonds during 2025. The Portfolio's short-term bond allocation and total bond market exposures underperformed the Bloomberg US Universal Index during 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - Class I	9.11%	2.45%	3.76%
Conservative Blended Benchmark-1 (20% Equity)(a)	10.09%	2.05%	4.23%
Blended Secondary Benchmark(b)	9.23%	2.83%	4.64%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
(a)	The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$31,097,760
Number of Portfolio Holdings	16
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$101,943

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

AR-C000043416-123125

Morningstar Conservative ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
CETFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Conservative ETF Asset Allocation Portfolio (the "Portfolio" or "CETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/cetfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$81	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Conservative ETF Asset Allocation Portfolio Class II returned 8.82% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Conservative Blended Benchmark-1 (20% Equity), which returned 10.09% during the same period. The Portfolio underperformed the Blended Secondary Benchmark which returned 9.23% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 20% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market bonds (dollar denominated) and equities ranked high in the Portfolio's active return and exceeded the FTSE WGBI NonUSD Index and Morningstar Global Markets xUS Index in 2025.

  U.S. high yield, credit, and mortgage-backed securities exposures outperformed the Bloomberg US Universal Index during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

  Bond maturity and duration had an outsized impact on relative performance during 2025. The Portfolio's intermediate, or 5-10 year maturities segment outperformed short-term and long-term bonds during 2025. The Portfolio's short-term bond allocation and total bond market exposures underperformed the Bloomberg US Universal Index during 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Conservative ETF Asset Allocation - Class II	8.82%	2.19%	3.50%
Conservative Blended Benchmark-1 (20% Equity)(a)	10.09%	2.05%	4.23%
Blended Secondary Benchmark(b)	9.23%	2.83%	4.64%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
(a)	The Conservative Blended Benchmark is a blended benchmark consisting of 14% Morningstar US Market Extended Index - TR / 6% Morningstar Global Markets ex-US Index - NR / 58% Bloomberg US Universal Index - TR / 12% FTSE WGBI Non-USD Index / 10% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Conservative Blended Secondary Benchmark is a blended benchmark consisting of 20% S&P 500 Index / 73% Bloomberg US Aggregate Bond Index / 7% ICE BofAML Treasury 3 Month TR Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$31,097,760
Number of Portfolio Holdings	16
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$101,943

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/cetfx.

AR-CETFX-123125

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.53%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class I returned 11.94% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Income & Growth Blended Benchmark-1, which returned 12.98% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 11.42% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation - Class I	11.94%	4.68%	5.73%
Income and Growth Blended Benchmark-1(a)	12.98%	4.35%	6.38%
Blended Secondary Benchmark(b)	11.42%	5.71%	7.23%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Income and Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Income and Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$53,068,848
Number of Portfolio Holdings	19
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$209,685

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

AR-C000043421-123125

Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
IETFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Income and Growth ETF Asset Allocation Portfolio (the "Portfolio" or "IETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/ietfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$83	0.78%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Income and Growth ETF Asset Allocation Portfolio Class II returned 11.70% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Income & Growth Blended Benchmark-1, which returned 12.98% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 11.42% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within fixed income and a 40% allocation to equity.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Income and Growth ETF Asset Allocation - Class II	11.70%	4.43%	5.46%
Income and Growth Blended Benchmark-1(a)	12.98%	4.35%	6.38%
Blended Secondary Benchmark(b)	11.42%	5.71%	7.23%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Income and Growth Blended Benchmark is a blended benchmark consisting of 28% Morningstar US Market Extended Index - TR / 12% Morningstar Global Markets ex-US Index - NR / 46% Bloomberg US Universal Index - TR / 9% FTSE WGBI Non-USD Index / 5% ICE BofAML Treasury 3 Month Index – TR.
(b)	The Income and Growth Blended Secondary Benchmark is a blended benchmark consisting of 40% S&P 500 / 55% Bloomberg US Aggregate Bond / 5% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$53,068,848
Number of Portfolio Holdings	19
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$209,685

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/ietfx.

AR-IETFX-123125

Morningstar Balanced ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	0.52%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class I returned 15.07% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Balanced Blended Benchmark-1, which returned 15.84% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 13.63% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - Class I	15.07%	6.89%	7.53%
Balanced Blended Benchmark-1(a)	15.84%	6.72%	8.50%
Blended Secondary Benchmark(b)	13.63%	8.55%	9.79%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$171,563,512
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$750,491

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

AR-C000043414-123125

Morningstar Balanced ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
BETFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Balanced ETF Asset Allocation Portfolio (the "Portfolio" or "BETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/betfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$83	0.77%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Balanced ETF Asset Allocation Portfolio Class II returned 14.82% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Balanced Blended Benchmark-1, which returned 15.84% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 13.63% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 40% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

  International developed bonds with currency hedged underperformed the FTSE WGBI NonUSD Index in 2025. The main driver of international developed bond performance in 2025 was a positive currency contribution. The Portfolio's international developed bond exposure hedges out the currency effect which has added value over time but not in 2025.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Balanced ETF Asset Allocation - Class II	14.82%(a)	6.61%	7.25%
Balanced Blended Benchmark-1(b)	15.84%	6.72%	8.50%
Blended Secondary Benchmark(c)	13.63%	8.55%	9.79%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the total return for shareholder transactions reported to the market may differ for financial reporting purposes.
(b)	The Balanced Blended Benchmark is a blended benchmark consisting of 42% Morningstar US Market Extended Index - TR / 18% Morningstar Global Markets ex-US Index - NR / 32% Bloomberg US Universal Index - TR / 6% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(c)	The Balanced Blended Secondary Benchmark is a blended benchmark consisting of 60% S&P 500 / 38% Bloomberg US Aggregate Bond / 2% ICE BofAML Treasury 3 Month Index – TR.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$171,563,512
Number of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$750,491

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/betfx.

AR-BETFX-123125

Morningstar Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$55	0.50%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class I returned 18.15% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Growth Blended Benchmark-1 (80% Equity) which returned 18.60% during the same period. The Portfolio outperformed the Blended Secondary Benchmark which returned 15.80% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - Class I	18.15%	9.08%	9.32%
Growth Blended Benchmark-1 (80% Equity)(a)	18.60%	9.19%	10.58%
Blended Secondary Benchmark(b)	15.80%	11.44%	12.32%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$298,588,452
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,238,499

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

AR-C000043418-123125

Morningstar Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
GETFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Growth ETF Asset Allocation Portfolio (the "Portfolio" or "GETFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/getfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$82	0.75%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Growth ETF Asset Allocation Portfolio Class II returned 17.91% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Growth Blended Benchmark-1 (80% Equity) which returned 18.60% during the same period. The Portfolio outperformed the Blended Secondary Benchmark which returned 15.80% during the same period. The Portfolio was last reallocated in May 2025 and reflected a broad allocation within equity and a 20% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Growth ETF Asset Allocation - Class II	17.91%	8.82%	9.05%
Growth Blended Benchmark-1 (80% Equity)(a)	18.60%	9.19%	10.58%
Blended Secondary Benchmark(b)	15.80%	11.44%	12.32%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Growth Blended Benchmark is a blended benchmark consisting of 56% Morningstar US Market Extended Index - TR / 24% Morningstar Global Markets ex-US Index - NR / 15% Bloomberg US Universal Index - TR / 3% FTSE WGBI Non-USD Index / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Growth Blended Secondary Benchmark is a blended benchmark consisting of 80% S&P 500 / 20% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$298,588,452
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,238,499

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/getfx.

AR-GETFX-123125

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$57	0.52%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I returned 20.33% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1, which returned 20.61% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 17.36% during the same period. The Portfolio was last reallocated in May 2025 and reflected a mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - Class I	20.33%	10.82%	10.63%
Aggressive Growth Blended Benchmark-1(a)	20.61%	11.13%	12.17%
Blended Secondary Benchmark(b)	17.36%	13.68%	14.20%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$233,229,574
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$961,855

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

AR-C000043412-123125

Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II	ALPS VARIABLE INVESTMENT TRUST
AGTFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about Morningstar Aggressive Growth ETF Asset Allocation Portfolio (the "Portfolio" or "AGTFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/agtfx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class II	$85	0.77%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class II returned 20.00% for the 12-month period ended December 31, 2025. The Portfolio underperformed the Aggressive Growth Blended Benchmark-1, which returned 20.61% during the same period. The Portfolio outperformed the Blended Secondary Benchmark, which returned 17.36% during the same period. The Portfolio was last reallocated in May 2025 and reflected a mix of asset classes within equity and a 5% allocation to cash and fixed income.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  The Portfolio benefitted from broad international developed exposure that outperformed the Morningstar Global Markets xUS Index over the fiscal year. International developed significantly underperformed U.S. equity in the fiscal year ended December 31, 2024 but outperformed U.S. equities during the fiscal year ended 2025.

  Emerging market equities shared a similar performance story to international developed with relative underperformance to U.S. equities for several years until a reversal in 2025. Emerging market equites outperformed the Morningstar Global Markets xUS Index over the fiscal year and managed to outpace U.S. equities.

  U.S. mega-cap stocks produced the highest return within U.S. equity during 2025. The Portfolio benefited from a dedicated position to U.S. mega-cap and mega-cap growth during 2025.

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  U.S. mid-cap stocks, especially within the growth style, underperformed large cap stocks by a wide margin in 2025. U.S. mid-cap stocks have underperformed large-cap stocks from 2023 to 2025, following a similar period of underperformance beginning in 2017 and lasting until 2021. The Portfolio's mid-cap stock exposure contributed to the relative underperformance during the year.

  U.S. small-cap stocks underperformed large cap stocks in 2025. U.S. small-cap stocks have underperformed large-cap stocks since 2017. The Portfolio's small cap stock exposure contributed to the relative underperformance during the year.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
Morningstar Aggressive Growth ETF Asset Allocation - Class II	20.00%	10.55%	10.36%
Aggressive Growth Blended Benchmark-1(a)	20.61%	11.13%	12.17%
Blended Secondary Benchmark(b)	17.36%	13.68%	14.20%
Bloomberg US 1000 Index*	17.51%	13.47%	14.55%
(a)	The Aggressive Growth Blended Benchmark - 1 is a blended benchmark consisting of 67% Morningstar US Market Extended Index - TR / 28% Morningstar Global Markets ex-US Index - NR / 3% Bloomberg US Universal Index - TR / 2% ICE BofAML Treasury 3 Month Index - TR.
(b)	The Aggressive Growth Blended Secondary Benchmark is a blended benchmark consisting of 95% S&P 500 / 5% Bloomberg US Aggregate Bond Index.

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$233,229,574
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$961,855

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/agtfx.

AR-AGTFX-123125

ALPS | Alerian Energy Infrastructure Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.95%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class I delivered a total return of 5.09% for the twelve-month period ended December 31, 2025. This compares to the Alerian Midstream Energy Select Total Return Index, which increased 6.58% on a total-return basis. Subsector performance varied, as three of the five subsectors in the Portfolio saw total returns above 10%, while the Liquefaction subsector experienced a decline of over 20% for the twelve-month period. The US oil benchmark declined 19.94% for the year, while natural gas prices were essentially flat for the year, up 1.46% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum, followed by Storage, which only includes one company. Within these subsectors, the four Canadian companies performed well, while other names benefitted from asset sales or tailwinds from strong dividend growth. Gathering & Processing and Pipeline Transportation | Natural Gas saw more muted gains in 2025, following total returns of ~50% in 2024. Of the five subsectors in the Portfolio, Liquefaction had the lowest total return for the period, down 22.39% driven by weakening global LNG supply-demand fundamentals and company-specific news.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio Class I - NAV	5.09%	22.54%	11.11%
Alerian Midstream Energy Select Total Return Index	6.58%	24.26%	12.70%
Bloomberg US 1000 Total Return Index*	17.51%	13.47%	14.55%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$126,460,221
Number of Portfolio Holdings	25
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$901,019

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

AR-C000125262-123125

ALPS | Alerian Energy Infrastructure Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
ALEFX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about ALPS | Alerian Energy Infrastructure Portfolio (the "Portfolio" or "ALEFX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/alefx. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$133	1.30%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

The ALPS | Alerian Energy Infrastructure Portfolio Class III delivered a total return of 4.66% for the twelve-month period ended December 31, 2025. This compares to the Alerian Midstream Energy Select Total Return Index, which increased 6.58% on a total-return basis. Subsector performance varied, as three of the five subsectors in the Portfolio saw total returns above 10%, while the Liquefaction subsector experienced a decline of over 20% for the twelve-month period. The US oil benchmark declined 19.94% for the year, while natural gas prices were essentially flat for the year, up 1.46% during the period.

The best-performing subsector in the portfolio was Pipeline Transportation | Petroleum, followed by Storage, which only includes one company. Within these subsectors, the four Canadian companies performed well, while other names benefitted from asset sales or tailwinds from strong dividend growth. Gathering & Processing and Pipeline Transportation | Natural Gas saw more muted gains in 2025, following total returns of ~50% in 2024. Of the five subsectors in the Portfolio, Liquefaction had the lowest total return for the period, down 22.39% driven by weakening global LNG supply-demand fundamentals and company-specific news.

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS | Alerian Energy Infrastructure Portfolio Class III - NAV	4.66%	22.06%	10.70%
Alerian Midstream Energy Select Total Return Index	6.58%	24.26%	12.70%
Bloomberg US 1000 Total Return Index*	17.51%	13.47%	14.55%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$126,460,221
Number of Portfolio Holdings	25
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$901,019

WHAT DID THE PORTFOLIO INVEST IN?
Sector Allocation*
Top Ten Holdings*

Enbridge, Inc.	8.63%
Energy Transfer LP	8.17%
Enterprise Products Partners LP	7.46%
The Williams Cos., Inc.	6.05%
Kinder Morgan, Inc.	5.12%
Plains GP Holdings LP	5.10%
TC Energy Corp.	5.06%
Cheniere Energy, Inc.	4.91%
Targa Resources Corp.	4.89%
MPLX LP	4.89%
Total % of Top 10 Holdings	60.28%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/alefx.

AR-ALEFX-123125

ALPS Global Opportunity Portfolio - Class I	ALPS VARIABLE INVESTMENT TRUST
Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$111	1.10%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2025, the ALPS Global Opportunity Portfolio Class I increased by 1.55%. The Portfolio underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.18%.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  Lam Research Corporation – Artificial Intelligence (AI) driven

  Mutares SE & Co – active year of restructuring and divesting investments

  Swedish private equity strength - Investor AB, EQT AB, and OEM International

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  AI driven IT capital expenditure boom – S&P 500 Semiconductor & Equipment Index was up 46%

  Alternative asset manager stock weakness – anticipated mergers and acquisitions delayed until late fourth quarter 2025

  No exposure to banking industry stock strength from lowered interest rates

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class I - NAV	1.55%	6.62%	9.71%
Morningstar Developed Markets Index - NR*	21.18%	11.52%	11.79%
Red Rocks Global Listed Private Equity Index TR	7.43%	7.38%	10.19%
Morningstar Global Markets Mid Cap Index - NR	16.13%	7.61%	9.53%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$20,673,330
Number of Portfolio Holdings	49
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$125,138

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

AR-C000146220-123125

ALPS Global Opportunity Portfolio - Class III	ALPS VARIABLE INVESTMENT TRUST
AVPEX	Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about ALPS Global Opportunity Portfolio (the "Portfolio" or "AVPEX") for the period of January 1, 2025 to December 31, 2025 (the "Period"). You can find additional information about the Portfolio at https://www.alpsfunds.com/variable-insurance-trusts/avpex. You can also request this information by contacting us at 1-866-432-2926.

WHAT WERE THE PORTFOLIO COSTS FOR THE PAST YEAR?
(based on a hypothetical $10,000 investment)
	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class III	$135	1.34%
HOW DID THE PORTFOLIO PERFORM FOR THE PERIOD AND WHAT IMPACTED PERFORMANCE?

For the twelve months ended December 31, 2025, the ALPS Global Opportunity Portfolio Class III increased by 1.36%. The Portfolio underperformed the Morningstar Developed Markets Index-net of fees, which was up 21.18%.

Top contributors to relative performance in the fiscal year ended December 31, 2025 included the following:

  Lam Research Corporation – Artificial Intelligence (AI) driven

  Mutares SE & Co – active year of restructuring and divesting investments

  Swedish private equity strength - Investor AB, EQT AB, and OEM International

Top detractors to relative performance in the fiscal year ended December 31, 2025 included the following:

  AI driven IT capital expenditure boom – S&P 500 Semiconductor & Equipment Index was up 46%

  Alternative asset manager stock weakness – anticipated mergers and acquisitions delayed until late fourth quarter 2025

  No exposure to banking industry stock strength from lowered interest rates

Comparison of change in value of a $10,000 investment in the Portfolio and the Indexes

The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The chart and the Average Annual Total Returns table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or sale of Portfolio shares.

Average Annual Total Returns (as of December 31, 2025)
	1 Year	5 Year	10 Year
ALPS Global Opportunity Portfolio - Class III - NAV	1.36%	6.30%	9.36%
Morningstar Developed Markets Index - NR*	21.18%	11.52%	11.79%
Red Rocks Global Listed Private Equity Index TR	7.43%	7.38%	10.19%
Morningstar Global Markets Mid Cap Index - NR	16.13%	7.61%	9.53%

*	Broad-based securities market index.

For the most current month-end performance data please visit www.alpsfunds.com or call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

WHAT ARE SOME KEY PORTFOLIO STATISTICS? (as of December 31, 2025)
Net Assets	$20,673,330
Number of Portfolio Holdings	49
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$125,138

WHAT DID THE PORTFOLIO INVEST IN?
Country Allocation*
Top Ten Holdings*

KKR & Co., Inc.	4.95%
3i Group PLC	4.80%
Ares Management LP	4.67%
HgCapital Trust PLC	4.61%
Partners Group Holding AG	4.33%
Berkshire Hathaway, Inc.	4.25%
Apollo Global Management, Inc.	4.09%
Blackstone, Inc.	3.89%
Brederode SA	3.70%
TPG, Inc.	3.25%
Total % of Top 10 Holdings	42.54%

*	As a percentage of net assets.

Holdings are subject to change.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE PORTFOLIO?

If you wish to view additional information about the Portfolio, including but not limited to the Portfolio's prospectus, financial information, holdings, and proxy voting information, please visit https://www.alpsfunds.com/variable-insurance-trusts/avpex.

AR-AVPEX-123125

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.

(c)	During the period covered by the report, no amendments were made to the provisions of the code of ethics referred to in Item 2(a) above.

(d)	During the period covered by the report, no implicit or explicit waivers to the provisions of the code of ethics referred to in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s code of ethics referred to in Item 2(a) above is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee. The Board of Trustees has designated Jeremy Deems as the Registrant’s “Audit Committee Financial Expert.” Mr. Deems is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years December 31, 2025 and December 31, 2024 were $100,550 and $98,800, respectively.

(b)	Audit-Related Fees: The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item in fiscal years December 31, 2025 and December 31, 2024 were $0 and $0, respectively.

(c)	Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning in fiscal years December 31, 2025 and December 31, 2024 were $25,250 and $23,500, respectively. The fiscal years 2025 and 2024 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for fiscal years December 31, 2025 and December 31, 2024 were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not include any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years December 31, 2025 and December 31, 2024 were $25,250 and $23,500 respectively. These fees consisted of non-audit fees billed to (i) the Registrant of $25,250 in 2025 and $23,500 in 2024 as described in response to paragraph (c) of this Item above.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence. The Audit Committee determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Report.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SS&C | ALPS ADVISORS

FINANCIAL STATEMENTS & OTHER INFORMATION

Annual Report

December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio

An ALPS Advisors Solution

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Morningstar ETF Asset Allocation Series
Schedules of Investments	1
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	13
ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	23
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	27
ALPS Global Opportunity Portfolio
Schedule of Investments	29
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements and Financial Highlights	37
Report of Independent Registered Public Accounting Firm	48
Additional Information	49
Changes in and Disagreements with Accountants or Open-End Management Investment Companies	51
Proxy Disclosures for Open-End Management Investment Companies	52
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	53
Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	54

alpsfunds.com

Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Exchange Traded Funds - 98.11%
iShares® Broad USD High Yield Corporate Bond ETF	50,067	$1,872,256
iShares® Core S&P 500® ETF	2,714	1,858,927
iShares® S&P 100 ETF	900	308,673
Schwab Fundamental International Equity ETF	6,907	312,266
Schwab US TIPS ETF	29,400	778,806
SPDR® Portfolio Intermediate Term Corporate Bond ETF	59,940	2,026,571
Vanguard® Emerging Markets Government Bond ETF	11,545	778,479
Vanguard® FTSE Developed Markets ETF	14,873	929,116
Vanguard® FTSE Emerging Markets ETF	5,771	310,249
Vanguard® Intermediate-Term Treasury ETF	20,803	1,246,724
Vanguard® Mortgage-Backed Securities ETF	33,118	1,559,195
Vanguard® Short-Term Bond ETF	55,434	4,368,754
Vanguard® Small-Cap ETF	1,200	309,540
Vanguard® Total Bond Market ETF	128,260	9,500,218
Vanguard® Total International Bond ETF	45,153	2,181,793
Vanguard® Total Stock Market ETF	6,463	2,166,850
Total Exchange Traded Funds
(Cost $28,723,557)		30,508,417

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.04%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	635,357	$635,357

Total Short-Term Investments
(Cost $635,357)			635,357

Total Investments - 100.15%
(Total cost $29,358,914)			31,143,774

Liabilities in Excess of Other Assets - (0.15)%			(46,014)

Net Assets - 100.00%			$31,097,760

See Notes to Financial Statements and Financial Highlights.

1 | December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Exchange Traded Funds - 98.32%
Columbia EM Core ex-China ETF	14,930	$572,715
iShares® Broad USD High Yield Corporate Bond ETF	55,624	2,080,059
iShares® Core S&P 500® ETF	7,040	4,821,977
iShares® Core S&P® Mid-Cap ETF	8,267	545,622
iShares® S&P 100 ETF	4,810	1,649,686
Schwab Fundamental International Equity ETF	36,475	1,649,035
Schwab US TIPS ETF	28,420	752,846
SPDR® Portfolio Intermediate Term Corporate Bond ETF	77,195	2,609,963
Vanguard® Emerging Markets Government Bond ETF	11,740	791,628
Vanguard® FTSE Developed Markets ETF	48,169	3,009,117
Vanguard® FTSE Emerging Markets ETF	15,505	833,549
Vanguard® Intermediate-Term Treasury ETF	25,723	1,541,579
Vanguard® Mega Cap Growth ETF	1,400	577,878
Vanguard® Mortgage-Backed Securities ETF	44,210	2,081,407
Vanguard® Short-Term Bond ETF	60,277	4,750,430
Vanguard® Small-Cap ETF	5,315	1,371,004
Vanguard® Total Bond Market ETF	179,146	13,269,345
Vanguard® Total International Bond ETF	54,005	2,609,522
Vanguard® Total Stock Market ETF	19,858	6,657,792
Total Exchange Traded Funds
(Cost $46,973,797)		52,175,154

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.80%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	954,873	$954,873

Total Short-Term Investments
(Cost $954,873)			954,873

Total Investments - 100.12%
(Total cost $47,928,670)			53,130,027

Liabilities in Excess of Other Assets - (0.12)%			(61,179)

Net Assets - 100.00%			$53,068,848

See Notes to Financial Statements and Financial Highlights.

2 | December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Exchange Traded Funds - 99.01%
Columbia EM Core ex-China ETF	67,575	$2,592,177
iShares® Broad USD High Yield Corporate Bond ETF	137,692	5,148,992
iShares® Core S&P 500® ETF	32,663	22,372,195
iShares® Core S&P® Mid-Cap ETF	65,945	4,352,370
iShares® S&P 100 ETF	25,315	8,682,286
Schwab Fundamental International Equity ETF	191,934	8,677,336
Schwab US TIPS ETF	63,360	1,678,407
SPDR® Portfolio Intermediate Term Corporate Bond ETF	151,475	5,121,370
Vanguard® FTSE Developed Markets ETF	224,252	14,009,023
Vanguard® FTSE Emerging Markets ETF	95,088	5,111,931
Vanguard® Intermediate-Term Treasury ETF	57,126	3,423,561
Vanguard® Mega Cap Growth ETF	8,320	3,434,246
Vanguard® Mortgage-Backed Securities ETF	109,115	5,137,134
Vanguard® Short-Term Bond ETF	129,647	10,217,480
Vanguard® Small-Cap ETF	26,935	6,947,883
Vanguard® Total Bond Market ETF	411,410	30,473,138
Vanguard® Total International Bond ETF	103,300	4,991,456
Vanguard® Total Stock Market ETF	82,029	27,501,863
Total Exchange Traded Funds
(Cost $143,573,016)		169,872,848

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.06%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	1,817,674	$1,817,674

Total Short-Term Investments
(Cost $1,817,674)			1,817,674

Total Investments - 100.07%
(Total cost $145,390,690)			171,690,522

Liabilities in Excess of Other Assets - (0.07)%			(127,010)

Net Assets - 100.00%			$171,563,512

See Notes to Financial Statements and Financial Highlights.

3 | December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Exchange Traded Funds - 98.93%
Columbia EM Core ex-China ETF	164,755	$6,320,002
iShares® Broad USD High Yield Corporate Bond ETF	144,540	5,405,073
iShares® Core S&P 500® ETF	67,855	46,476,604
iShares® Core S&P® Mid-Cap ETF	152,220	10,046,520
iShares® S&P 100 ETF	53,655	18,402,055
Schwab Fundamental International Equity ETF	474,461	21,450,382
Vanguard® FTSE Developed Markets ETF	534,637	33,398,774
Vanguard® FTSE Emerging Markets ETF	277,657	14,926,840
Vanguard® Mega Cap Growth ETF	23,060	9,518,476
Vanguard® Mortgage-Backed Securities ETF	57,940	2,727,815
Vanguard® Short-Term Bond ETF	143,966	11,345,961
Vanguard® Small-Cap ETF	68,745	17,732,773
Vanguard® Total Bond Market ETF	436,260	32,313,778
Vanguard® Total International Bond ETF	53,840	2,601,549
Vanguard® Total Stock Market ETF	187,116	62,734,381
Total Exchange Traded Funds
(Cost $216,159,405)		295,400,983

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.12%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	3,349,960	$3,349,960

Total Short-Term Investments
(Cost $3,349,960)			3,349,960

Total Investments - 100.05%
(Total cost $219,509,365)			298,750,943

Liabilities in Excess of Other Assets - (0.05)%			(162,491)

Net Assets - 100.00%			$298,588,452

See Notes to Financial Statements and Financial Highlights.

4 | December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Exchange Traded Funds - 98.85%
Columbia EM Core ex-China ETF	156,280	$5,994,901
iShares® Core S&P 500® ETF	54,397	37,258,681
iShares® Core S&P® Mid-Cap ETF	170,000	11,220,000
iShares® S&P 100 ETF	45,552	15,622,970
Schwab Fundamental International Equity ETF	421,442	19,053,393
Vanguard® FTSE Developed Markets ETF	519,705	32,465,971
Vanguard® FTSE Emerging Markets ETF	256,405	13,784,333
Vanguard® Mega Cap Growth ETF	23,325	9,627,860
Vanguard® Small-Cap ETF	70,595	18,209,980
Vanguard® Total Bond Market ETF	122,003	9,036,762
Vanguard® Total Stock Market ETF	173,776	58,261,880
Total Exchange Traded Funds
(Cost $159,898,613)		230,536,731

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.15%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	2,684,118	$2,684,118

Total Short-Term Investments
(Cost $2,684,118)			2,684,118

Total Investments - 100.00%
(Total cost $162,582,731)			233,220,849

Other Assets in Excess of Liabilities - 0.00%(1)			8,725

Net Assets - 100.00%			$233,229,574

(1)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

5 | December 31, 2025

Morningstar ETF Asset Allocation Series

Statements of Assets and Liabilities	As of December 31, 2025

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value	$31,143,774	$53,130,027	$171,690,522	$298,750,943	$233,220,849
Receivable for shares sold	1,353	3,059	19,197	27,128	156,725
Dividends receivable	2,061	3,081	4,840	8,930	7,150
Other assets	329	607	1,941	3,175	2,402
Total Assets	31,147,517	53,136,774	171,716,500	298,790,176	233,387,126

LIABILITIES:

Payable for shares redeemed	6,875	10,465	28,371	19,369	20,128
Payable to advisor	12,546	22,097	65,551	113,717	88,814
Payable for distribution and service fees	4,985	8,731	26,031	28,748	13,374
Payable for audit fees	17,471	17,471	17,471	17,471	17,471
Payable for trustees’ fees	35	63	185	348	263
Accrued expenses and other liabilities	7,845	9,099	15,379	22,071	17,502
Total Liabilities	49,757	67,926	152,988	201,724	157,552
Net Assets	$31,097,760	$53,068,848	$171,563,512	$298,588,452	$233,229,574

NET ASSETS CONSIST OF:

Paid-in capital	$30,361,566	$47,036,409	$137,938,190	$207,740,504	$155,317,126
Total distributable earnings	736,194	6,032,439	33,625,322	90,847,948	77,912,448
Net Assets	$31,097,760	$53,068,848	$171,563,512	$298,588,452	$233,229,574

Investments, at Cost	$29,358,914	$47,928,670	$145,390,690	$219,509,365	$162,582,731

PRICING OF SHARES:

Class I:
Net Assets	$7,413,953	$11,938,547	$49,236,705	$163,033,841	$170,198,014
Shares of beneficial interest outstanding	681,724	1,244,372	4,456,501	11,896,921	9,842,247
Net assets value, offering and redemption price per share	$10.88	$9.59	$11.05	$13.70	$17.29

Class II:
Net Assets	$23,683,807	$41,130,301	$122,326,807	$135,554,611	$63,031,560
Shares of beneficial interest outstanding	2,190,275	3,949,344	10,869,668	10,157,026	3,700,739
Net assets value, offering and redemption price per share	$10.81	$10.41	$11.25	$13.35	$17.03

See Notes to Financial Statements and Financial Highlights.

6 | December 31, 2025

Morningstar ETF Asset Allocation Series

Statements of Operations	For the Year Ended December 31, 2025

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends	$1,096,331	$1,667,126	$4,578,842	$6,492,487	$4,292,438
Total Investment Income	1,096,331	1,667,126	4,578,842	6,492,487	4,292,438

EXPENSES:
Investment advisor fee	130,275	228,732	739,958	1,238,499	946,816
Recoupment of previously waived fees	–	–	10,533	–	15,039
12b-1 fees:
Class II	55,336	99,799	297,264	322,323	147,508
Custodian fees	5,193	4,645	7,238	9,956	8,056
Administration fees	10,155	10,155	10,155	10,155	10,155
Legal fees	2,063	3,987	11,398	19,304	14,770
Audit fees	16,900	16,900	16,900	16,900	16,900
Trustees’ fees and expenses	5,884	10,170	32,953	55,101	42,105
Report to shareholder fees	2,526	2,334	2,744	3,393	2,306
Other expenses	8,817	11,588	24,334	35,024	27,456
Total expenses before waiver/reimbursements	237,149	388,310	1,153,477	1,710,655	1,231,111
Less fees waived/reimbursed by investment advisor
Class I	(6,573)	(4,013)	–	–	–
Class II	(21,759)	(15,034)	–	–	–
Total Net Expenses	208,817	369,263	1,153,477	1,710,655	1,231,111
Net Investment Income	887,514	1,297,863	3,425,365	4,781,832	3,061,327

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	459,637	966,618	5,832,723	7,002,541	4,390,352
Net change in unrealized appreciation on investments	1,107,446	3,434,365	13,708,418	34,330,437	31,791,667
Net Realized and Unrealized Gain on Investments	1,567,083	4,400,983	19,541,141	41,332,978	36,182,019
Net Increase in Net Assets Resulting from Operations	$2,454,597	$5,698,846	$22,966,506	$46,114,810	$39,243,346

See Notes to Financial Statements and Financial Highlights.

7 | December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$887,514	$824,488
Net realized gain	459,637	217,664
Net change in unrealized appreciation	1,107,446	465,863
Net increase in net assets resulting from operations	2,454,597	1,508,015

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(207,368)	(154,435)
Class II	(617,098)	(513,648)
Total distributions	(824,466)	(668,083)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	967,254	872,144
Issued to shareholders in reinvestment of distributions	207,368	154,435
Cost of shares redeemed	(386,047)	(772,446)
Net increase from share transactions	788,575	254,133
Class II
Proceeds from sale of shares	5,277,912	3,217,431
Issued to shareholders in reinvestment of distributions	617,098	513,648
Cost of shares redeemed	(6,131,238)	(5,121,107)
Net decrease from share transactions	(236,228)	(1,390,028)

Net increase/(decrease) in net assets	2,182,478	(295,963)

NET ASSETS:

Beginning of year	28,915,282	29,211,245
End of year	$31,097,760	$28,915,282

OTHER INFORMATION - SHARES:

Class I
Sold	90,970	85,179
Reinvested	19,077	14,793
Redeemed	(36,212)	(74,894)
Net increase in shares outstanding	73,835	25,078

Class II
Sold	493,121	316,567
Reinvested	57,086	49,437
Redeemed	(582,804)	(503,581)
Net decrease in shares outstanding	(32,597)	(137,577)

See Notes to Financial Statements and Financial Highlights.

8 | December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$1,297,863	$1,219,775
Net realized gain	966,618	3,076,925
Net change in unrealized appreciation/(depreciation)	3,434,365	(362,352)
Net increase in net assets resulting from operations	5,698,846	3,934,348

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(1,284,744)	(325,450)
Class II	(4,116,874)	(1,094,671)
Total distributions	(5,401,618)	(1,420,121)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,512,412	2,369,886
Issued to shareholders in reinvestment of distributions	1,284,744	325,450
Cost of shares redeemed	(782,428)	(1,020,304)
Net increase from share transactions	2,014,728	1,675,032
Class II
Proceeds from sale of shares	4,681,743	2,134,385
Issued to shareholders in reinvestment of distributions	4,116,874	1,094,672
Cost of shares redeemed	(6,472,741)	(12,890,098)
Net increase/(decrease) from share transactions	2,325,876	(9,661,041)

Net increase/(decrease) in net assets	4,637,832	(5,471,782)

NET ASSETS:
Beginning of year	48,431,016	53,902,798
End of year	$53,068,848	$48,431,016

OTHER INFORMATION - SHARES:

Class I
Sold	151,877	244,021
Reinvested	134,247	33,074
Redeemed	(77,749)	(109,264)
Net increase in shares outstanding	208,375	167,831

Class II
Sold	440,266	204,454
Reinvested	396,234	103,368
Redeemed	(607,971)	(1,248,953)
Net increase/(decrease) in shares outstanding	228,529	(941,131)

See Notes to Financial Statements and Financial Highlights.

9 | December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$3,425,365	$3,285,475
Net realized gain	5,832,723	16,412,513
Net change in unrealized appreciation/(depreciation)	13,708,418	(3,729,363)
Net increase in net assets resulting from operations	22,966,506	15,968,625

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(6,155,594)	(1,248,752)
Class II	(15,012,651)	(3,211,558)
Total distributions	(21,168,245)	(4,460,310)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	4,448,857	5,271,054
Issued to shareholders in reinvestment of distributions	6,155,594	1,248,752
Cost of shares redeemed	(4,121,533)	(5,143,243)
Net increase from share transactions	6,482,918	1,376,563
Class II
Proceeds from sale of shares	11,920,195	8,308,237
Issued to shareholders in reinvestment of distributions	15,012,651	3,211,558
Cost of shares redeemed	(24,325,124)	(23,618,451)
Net increase/(decrease) from share transactions	2,607,722	(12,098,656)

Net increase in net assets	10,888,901	786,222

NET ASSETS:
Beginning of year	160,674,611	159,888,389
End of year	$171,563,512	$160,674,611

OTHER INFORMATION - SHARES:

Class I
Sold	388,266	487,497
Reinvested	559,600	110,509
Redeemed	(355,081)	(490,928)
Net increase in shares outstanding	592,785	107,078

Class II
Sold	985,564	759,607
Reinvested	1,339,220	279,509
Redeemed	(2,057,091)	(2,130,539)
Net increase/(decrease) in shares outstanding	267,693	(1,091,423)

See Notes to Financial Statements and Financial Highlights.

10 | December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$4,781,832	$4,423,593
Net realized gain	7,002,541	20,264,137
Net change in unrealized appreciation	34,330,437	6,287,777
Net increase in net assets resulting from operations	46,114,810	30,975,507

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(13,478,927)	(4,873,019)
Class II	(11,295,587)	(4,330,871)
Total distributions	(24,774,514)	(9,203,890)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	12,335,052	10,761,141
Issued to shareholders in reinvestment of distributions	13,478,927	4,873,019
Cost of shares redeemed	(11,005,547)	(11,721,203)
Net increase from share transactions	14,808,432	3,912,957
Class II
Proceeds from sale of shares	6,103,716	7,075,512
Issued to shareholders in reinvestment of distributions	11,295,587	4,330,871
Cost of shares redeemed	(15,898,787)	(22,135,968)
Net increase/(decrease) from share transactions	1,500,516	(10,729,585)

Net increase in net assets	37,649,244	14,954,989

NET ASSETS:
Beginning of year	260,939,208	245,984,219
End of year	$298,588,452	$260,939,208

OTHER INFORMATION - SHARES:

Class I
Sold	897,683	857,819
Reinvested	989,642	371,986
Redeemed	(819,582)	(939,834)
Net increase in shares outstanding	1,067,743	289,971

Class II
Sold	460,899	591,362
Reinvested	851,212	338,614
Redeemed	(1,193,081)	(1,796,516)
Net increase/(decrease) in shares outstanding	119,030	(866,540)

See Notes to Financial Statements and Financial Highlights.

11 | December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$3,061,327	$2,802,392
Net realized gain	4,390,352	15,165,910
Net change in unrealized appreciation	31,791,667	7,635,986
Net increase in net assets resulting from operations	39,243,346	25,604,288

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(13,223,122)	(3,919,911)
Class II	(4,887,731)	(1,612,902)
Total distributions	(18,110,853)	(5,532,813)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	12,166,199	10,858,429
Issued to shareholders in reinvestment of distributions	13,223,122	3,919,911
Cost of shares redeemed	(7,544,801)	(9,051,479)
Net increase from share transactions	17,844,520	5,726,861
Class II
Proceeds from sale of shares	3,321,017	4,074,378
Issued to shareholders in reinvestment of distributions	4,887,731	1,612,902
Cost of shares redeemed	(9,590,946)	(10,477,479)
Net decrease from share transactions	(1,382,198)	(4,790,199)

Net increase in net assets	37,594,815	21,008,137

NET ASSETS:
Beginning of year	195,634,759	174,626,622
End of year	$233,229,574	$195,634,759

OTHER INFORMATION - SHARES:

Class I
Sold	726,352	711,159
Reinvested	770,129	241,671
Redeemed	(450,847)	(594,716)
Net increase in shares outstanding	1,045,634	358,114

Class II
Sold	197,010	273,181
Reinvested	289,044	100,806
Redeemed	(587,344)	(696,040)
Net decrease in shares outstanding	(101,290)	(322,053)

See Notes to Financial Statements and Financial Highlights.

12 | December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.26	$9.97	$9.57	$11.43	$11.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.35	0.31	0.25	0.25	0.19
Net realized and unrealized gain/(loss) on investments	0.58	0.24	0.52	(1.57)	0.11
Total income/(loss) from investment operations	0.93	0.55	0.77	(1.32)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.31)	(0.26)	(0.26)	(0.18)	(0.20)
From net realized gain	–	–	(0.11)	(0.36)	(0.32)
Total distributions	(0.31)	(0.26)	(0.37)	(0.54)	(0.52)
Net increase/(decrease) in net asset value	0.62	0.29	0.40	(1.86)	(0.22)
Net asset value - end of period	$10.88	$10.26	$9.97	$9.57	$11.43

Total Return(2)	9.11%	5.52%	8.19%	(11.61)%	2.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$7,414	$6,235	$5,808	$5,102	$4,959
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.63%	0.66%	0.66%	0.61%	0.65%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	3.28%	3.05%	2.53%	2.36%	1.65%
Portfolio turnover rate	19%	27%	32%	67%	20%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

13 | December 31, 2025

Morningstar Conservative ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.20	$9.91	$9.52	$11.37	$11.59
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.32	0.28	0.22	0.22	0.16
Net realized and unrealized gain/(loss) on investments	0.58	0.25	0.52	(1.55)	0.11
Total income/(loss) from investment operations	0.90	0.53	0.74	(1.33)	0.27

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.29)	(0.24)	(0.23)	(0.16)	(0.17)
From net realized gain	–	–	(0.12)	(0.36)	(0.32)
Total distributions	(0.29)	(0.24)	(0.35)	(0.52)	(0.49)
Net increase/(decrease) in net asset value	0.61	0.29	0.39	(1.85)	(0.22)
Net asset value - end of period	$10.81	$10.20	$9.91	$9.52	$11.37

Total Return(2)	8.82%	5.29%	7.84%	(11.82)%	2.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$23,684	$22,680	$23,403	$26,573	$30,736
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.88%	0.91%	0.91%	0.86%	0.90%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	3.00%	2.77%	2.23%	2.08%	1.35%
Portfolio turnover rate	19%	27%	32%	67%	20%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

14 | December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.61	$9.18	$8.58	$10.52	$10.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.28	0.26	0.21	0.21	0.20
Net realized and unrealized gain/(loss) on investments	0.87	0.50	0.72	(1.49)	0.49
Total income/(loss) from investment operations	1.15	0.76	0.93	(1.28)	0.69

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.28)	(0.26)	(0.24)	(0.21)	(0.19)
From net realized gain	(0.89)	(0.07)	(0.09)	(0.45)	(0.36)
Total distributions	(1.17)	(0.33)	(0.33)	(0.66)	(0.55)
Net increase/(decrease) in net asset value	(0.02)	0.43	0.60	(1.94)	0.14
Net asset value - end of period	$9.59	$9.61	$9.18	$8.58	$10.52

Total Return(2)	11.94%	8.20%	10.99%	(12.31)%	6.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$11,939	$9,953	$7,967	$6,892	$9,245
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.57%	0.60%	0.60%	0.56%	0.56%
Net expenses after waiver/reimbursements	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.78%	2.70%	2.32%	2.17%	1.85%
Portfolio turnover rate	12%	71%	34%	23%	16%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

15 | December 31, 2025

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.34	$9.85	$9.19	$11.21	$11.02
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.27	0.24	0.19	0.19	0.16
Net realized and unrealized gain/(loss) on investments	0.94	0.55	0.77	(1.58)	0.55
Total income/(loss) from investment operations	1.21	0.79	0.96	(1.39)	0.71

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.25)	(0.23)	(0.21)	(0.18)	(0.16)
From net realized gain	(0.89)	(0.07)	(0.09)	(0.45)	(0.36)
Total distributions	(1.14)	(0.30)	(0.30)	(0.63)	(0.52)
Net increase/(decrease) in net asset value	0.07	0.49	0.66	(2.02)	0.19
Net asset value - end of period	$10.41	$10.34	$9.85	$9.19	$11.21

Total Return(2)	11.70%	7.97%	10.59%	(12.54)%	6.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$41,130	$38,478	$45,936	$46,779	$60,783
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.82%	0.85%	0.84%	0.81%	0.81%
Net expenses after waiver/reimbursements	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.49%	2.33%	2.03%	1.88%	1.43%
Portfolio turnover rate	12%	71%	34%	23%	16%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

16 | December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.98	$10.23	$9.48	$11.65	$11.10
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.26	0.24	0.21	0.23	0.21
Net realized and unrealized gain/(loss) on investments	1.38	0.85	1.01	(1.68)	1.00
Total income/(loss) from investment operations	1.64	1.09	1.22	(1.45)	1.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.26)	(0.23)	(0.23)	(0.22)	(0.19)
From net realized gain	(1.31)	(0.11)	(0.24)	(0.50)	(0.47)
Total distributions	(1.57)	(0.34)	(0.47)	(0.72)	(0.66)
Net increase/(decrease) in net asset value	0.07	0.75	0.75	(2.17)	0.55
Net asset value - end of period	$11.05	$10.98	$10.23	$9.48	$11.65

Total Return(2)	15.07%	10.50%	13.11%	(12.60)%	11.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$49,237	$42,410	$38,413	$33,315	$38,044
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.53%	0.54%	0.53%	0.53%
Net expenses after waiver/reimbursements	0.52%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	2.29%	2.25%	2.13%	2.18%	1.79%
Portfolio turnover rate	12%	51%	35%	23%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

17 | December 31, 2025

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.16	$10.39	$9.62	$11.81	$11.24
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.23	0.21	0.19	0.20	0.17
Net realized and unrealized gain/(loss) on investments	1.40	0.87	1.03	(1.71)	1.03
Total income/(loss) from investment operations	1.63	1.08	1.22	(1.51)	1.20

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.20)	(0.21)	(0.18)	(0.16)
From net realized gain	(1.31)	(0.11)	(0.24)	(0.50)	(0.47)
Total distributions	(1.54)	(0.31)	(0.45)	(0.68)	(0.63)
Net increase/(decrease) in net asset value	0.09	0.77	0.77	(2.19)	0.57
Net asset value - end of period	$11.25	$11.16	$10.39	$9.62	$11.81

Total Return(2)	14.71%	10.27%	12.82%	(12.88)%	10.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$122,327	$118,265	$121,476	$117,564	$145,119
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.78%	0.79%	0.78%	0.78%
Net expenses after waiver/reimbursements	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	2.00%	1.95%	1.84%	1.89%	1.45%
Portfolio turnover rate	12%	51%	35%	23%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

18 | December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.65	$11.61	$10.49	$12.81	$11.69
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.25	0.23	0.21	0.24	0.22
Net realized and unrealized gain/(loss) on investments	2.03	1.29	1.40	(1.90)	1.54
Total income/(loss) from investment operations	2.28	1.52	1.61	(1.66)	1.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.23)	(0.22)	(0.23)	(0.21)	(0.19)
From net realized gain	(1.00)	(0.26)	(0.26)	(0.45)	(0.45)
Total distributions	(1.23)	(0.48)	(0.49)	(0.66)	(0.64)
Net increase/(decrease) in net asset value	1.05	1.04	1.12	(2.32)	1.12
Net asset value - end of period	$13.70	$12.65	$11.61	$10.49	$12.81

Total Return(2)	18.15%	12.88%	15.61%	(12.96)%	15.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$163,034	$136,987	$122,310	$107,289	$118,634
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50%	0.52%	0.53%	0.52%	0.52%
Net expenses after waiver/reimbursements	0.50%	0.52%	0.53%	0.52%	0.52%
Net investment income after waiver/reimbursements	1.87%	1.85%	1.90%	2.08%	1.74%
Portfolio turnover rate	14%	27%	35%	26%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

19 | December 31, 2025

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.35	$11.34	$10.26	$12.55	$11.46
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.21	0.19	0.18	0.20	0.18
Net realized and unrealized gain/(loss) on investments	1.99	1.27	1.36	(1.86)	1.52
Total income/(loss) from investment operations	2.20	1.46	1.54	(1.66)	1.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.20)	(0.19)	(0.20)	(0.18)	(0.16)
From net realized gain	(1.00)	(0.26)	(0.26)	(0.45)	(0.45)
Total distributions	(1.20)	(0.45)	(0.46)	(0.63)	(0.61)
Net increase/(decrease) in net asset value	1.00	1.01	1.08	(2.29)	1.09
Net asset value - end of period	$13.35	$12.35	$11.34	$10.26	$12.55

Total Return(2)	17.91%	12.67%	15.27%	(13.25)%	14.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$135,555	$123,952	$123,674	$114,300	$138,143
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75%	0.77%	0.78%	0.77%	0.77%
Net expenses after waiver/reimbursements	0.75%	0.77%	0.78%	0.77%	0.77%
Net investment income after waiver/reimbursements	1.58%	1.56%	1.64%	1.80%	1.44%
Portfolio turnover rate	14%	27%	35%	26%	15%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

20 | December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$15.59	$13.96	$12.40	$15.05	$13.13
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.26	0.24	0.25	0.29	0.27
Net realized and unrealized gain/(loss) on investments	2.90	1.85	1.84	(2.22)	2.16
Total income/(loss) from investment operations	3.16	2.09	2.09	(1.93)	2.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.24)	(0.23)	(0.25)	(0.24)	(0.19)
From net realized gain	(1.22)	(0.23)	(0.28)	(0.48)	(0.32)
Total distributions	(1.46)	(0.46)	(0.53)	(0.72)	(0.51)
Net increase/(decrease) in net asset value	1.70	1.63	1.56	(2.65)	1.92
Net asset value - end of period	$17.29	$15.59	$13.96	$12.40	$15.05

Total Return(2)	20.33%	14.85%	17.10%	(12.92)%	18.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$170,198	$137,162	$117,801	$92,533	$97,338
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52%	0.53%	0.54%	0.53%	0.54%
Net expenses after waiver/reimbursements	0.52%	0.53%	0.53%	0.53%	0.53%
Net investment income after waiver/reimbursements	1.54%	1.58%	1.86%	2.15%	1.83%
Portfolio turnover rate	14%	35%	37%	23%	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

21 | December 31, 2025

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$15.38	$13.78	$12.24	$14.87	$12.98
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.20	0.19	0.20	0.25	0.22
Net realized and unrealized gain/(loss) on investments	2.86	1.84	1.84	(2.20)	2.15
Total income/(loss) from investment operations	3.06	2.03	2.04	(1.95)	2.37

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.19)	(0.20)	(0.22)	(0.20)	(0.16)
From net realized gain	(1.22)	(0.23)	(0.28)	(0.48)	(0.32)
Total distributions	(1.41)	(0.43)	(0.50)	(0.68)	(0.48)
Net increase/(decrease) in net asset value	1.65	1.60	1.54	(2.63)	1.89
Net asset value - end of period	$17.03	$15.38	$13.78	$12.24	$14.87

Total Return(2)	20.00%	14.58%	16.88%	(13.17)%	18.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$63,032	$58,472	$56,826	$51,790	$56,211
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77%	0.78%	0.79%	0.78%	0.79%
Net expenses after waiver/reimbursements	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income after waiver/reimbursements	1.23%	1.28%	1.53%	1.90%	1.50%
Portfolio turnover rate	14%	35%	37%	23%	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

22 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 28.93%
Enbridge, Inc.	227,972	$10,909,039
Gibson Energy, Inc.	133,836	2,449,426
Keyera Corp.	187,122	5,998,592
Pembina Pipeline Corp.	161,243	6,142,870
South Bow Corp.	170,493	4,689,163
TC Energy Corp.	116,235	6,400,526

Total Canadian Energy Infrastructure Companies
(Cost $30,792,410)		36,589,616

Exchange Traded Fund - 0.46%
State Street Energy Select Sector SPDR® ETF	13,000	581,230

Total Exchange Traded Fund
(Cost $581,327)		581,230

U.S. Energy Infrastructure Companies - 27.73%
Cheniere Energy, Inc.	31,965	6,213,676
DT Midstream, Inc.	51,484	6,161,605
Kinder Morgan, Inc.	235,434	6,472,081
Kinetik Holdings, Inc.	37,543	1,353,425
NextDecade Corp. (1)	104,550	550,979
ONEOK, Inc.	83,982	6,172,677
Targa Resources Corp.	33,532	6,186,654
Venture Global, Inc.	286,470	1,953,725

Total U.S. Energy Infrastructure Companies
(Cost $31,221,031)		35,064,822

U.S. Energy Infrastructure MLPs - 27.80%
Delek Logistics Partners LP	8,825	393,772
Energy Transfer LP	626,862	10,336,954
Enterprise Products Partners LP	294,380	9,437,823
Genesis Energy LP	48,972	763,963
Hess Midstream LP, Class A	105,465	3,638,543
MPLX LP	115,819	6,181,260
Western Midstream Partners LP	111,290	4,395,955

Total U.S. Energy Infrastructure MLPs
(Cost $30,064,309)		35,148,270

U.S. General Partners - 14.99%
Antero Midstream Corp.	272,917	4,855,193
Plains GP Holdings LP, Class A	336,854	6,447,386
The Williams Cos., Inc.	127,284	7,651,041

Total U.S. General Partners
(Cost $15,410,494)		18,953,620
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.00%(2)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	223	$223

Total Short-Term Investments
(Cost $223)			223

Total Investments - 99.91%
(Total cost $108,069,794)			126,337,781

Other Assets in Excess of Liabilities - 0.09%			122,440

Net Assets - 100.00%			$126,460,221

(1)	Non-income producing security.
(2)	Less than 0.005%.

See Notes to Financial Statements and Financial Highlights.

23 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Assets and Liabilities	As of December 31, 2025

ASSETS:

Investments, at value	$126,337,781
Foreign currency, at value (Cost $129,559)	129,559
Receivable for investments sold	572,215
Receivable for shares sold	16,168
Dividends receivable	218,706
Other assets	1,488
Total Assets	127,275,917

LIABILITIES:

Payable for investments purchased	581,328
Payable for shares redeemed	59,599
Payable to advisor	80,317
Payable for distribution and service fees	51,461
Payable for audit fees	22,504
Payable for trustees’ fees	200
Accrued expenses and other liabilities	20,287
Total Liabilities	815,696
Net Assets	$126,460,221

NET ASSETS CONSIST OF:

Paid-in capital	$101,006,141
Total distributable earnings	25,454,080
Net Assets	$126,460,221

Investments, at Cost	$108,069,794

PRICING OF SHARES:

Class I:
Net Assets	$7,464,888
Shares of beneficial interest outstanding	593,030
Net assets value, offering and redemption price per share	$12.59

Class III:
Net Assets	$118,995,333
Shares of beneficial interest outstanding	9,468,013
Net assets value, offering and redemption price per share	$12.57

See Notes to Financial Statements and Financial Highlights.

24 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statement of Operations	For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $315,568)	$5,602,059
Total Investment Income	5,602,059

EXPENSES:
Investment advisor fee	898,939
Recoupment of previously waived fees:	2,080
12b-1 fees:
Class III	296,571
Shareholder servicing fees:
Class I	11,687
Class III	296,571
Custodian fees	29,039
Administration fee	10,439
Legal fees	9,774
Audit fees	21,900
Trustees’ fees and expenses	27,131
Report to shareholder fees	6,691
Other expenses	20,754
Total Net Expenses	1,631,576
Net Investment Income	3,970,483

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	13,184,705
Foreign currency transactions	(5,215)
Net realized gain	13,179,490
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,931,400)
Translation of assets and liabilities denominated in foreign currencies	95
Net change in unrealized depreciation	(10,931,305)
Net Realized and Unrealized Gain on Investments	2,248,185
Net Increase in Net Assets Resulting from Operations	$6,218,668

See Notes to Financial Statements and Financial Highlights.

25 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$3,970,483	$4,333,813
Net realized gain	13,179,490	18,839,407
Net change in unrealized appreciation/(depreciation)	(10,931,305)	20,289,873
Net increase in net assets resulting from operations	6,218,668	43,463,093

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(1,191,369)	(627,674)
Class III	(19,212,012)	(7,909,354)
Total distributions	(20,403,381)	(8,537,028)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,566,493	2,792,448
Issued to shareholders in reinvestment of distributions	1,191,369	627,674
Cost of shares redeemed	(3,941,663)	(1,440,475)
Net increase/(decrease) from share transactions	(1,183,801)	1,979,647
Class III
Proceeds from sale of shares	20,920,535	29,515,069
Issued to shareholders in reinvestment of distributions	19,212,012	7,909,354
Cost of shares redeemed	(33,045,243)	(52,845,003)
Net increase/(decrease) from share transactions	7,087,304	(15,420,580)

Net increase/(decrease) in net assets	(8,281,210)	21,485,132

NET ASSETS:

Beginning of year	134,741,431	113,256,299
End of year	$126,460,221	$134,741,431

OTHER INFORMATION - SHARES:

Class I
Sold	108,144	222,082
Reinvested	94,403	42,468
Redeemed	(273,754)	(118,654)
Net increase/(decrease) in shares outstanding	(71,207)	145,896

Class III
Sold	1,443,917	2,333,705
Reinvested	1,524,762	535,501
Redeemed	(2,273,149)	(4,048,991)
Net increase/(decrease) in shares outstanding	695,530	(1,179,785)

See Notes to Financial Statements and Financial Highlights.

26 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.29	$10.83	$9.92	$8.82	$6.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.49	0.47	0.43	0.35	0.49
Net realized and unrealized gain on investments	0.24	4.01	0.98	1.23	2.02
Total income from investment operations	0.73	4.48	1.41	1.58	2.51

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.72)	(0.59)	(0.38)	(0.48)	(0.20)
From net realized gain	(1.71)	(0.43)	(0.12)	–	–
Total distributions	(2.43)	(1.02)	(0.50)	(0.48)	(0.20)
Net increase/(decrease) in net asset value	(1.70)	3.46	0.91	1.10	2.31
Net asset value - end of period	$12.59	$14.29	$10.83	$9.92	$8.82

Total Return(2)	5.09%	41.03%	14.25%	17.84%	38.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$7,465	$9,495	$5,611	$3,948	$2,244
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.95%	0.96%	0.99%	0.97%	0.99%
Net expenses after waiver/reimbursements	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income after waiver/ reimbursements	3.38%	3.65%	4.08%	3.41%	5.75%
Portfolio turnover rate	30%	45%	30%	34%	68%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

27 | December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio – Class III

Financial Highlights

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$14.28		$10.82	$9.90	$8.82	$6.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.45		0.43	0.40	0.32	0.48
Net realized and unrealized gain on investments	0.22		3.99	0.97	1.21	1.99
Total income from investment operations	0.67		4.42	1.37	1.53	2.47

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.67)		(0.53)	(0.33)	(0.45)	(0.18)
From net realized gain	(1.71)		(0.43)	(0.12)	–	–
Total distributions	(2.38)		(0.96)	(0.45)	(0.45)	(0.18)
Net increase/(decrease) in net asset value	(1.71)		3.46	0.92	1.08	2.29
Net asset value - end of period	$12.57		$14.28	$10.82	$9.90	$8.82

Total Return(2)	4.66%		40.60%	13.91%	17.32%	37.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$118,995		$125,247	$107,645	$114,486	$84,789
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.30	%(3)	1.31%	1.33%	1.32%	1.34%
Net expenses after waiver/reimbursements	1.30	%(3)	1.30%	1.30%	1.30%	1.30%
Net investment income after waiver/ reimbursements	3.08%		3.37%	3.81%	3.10%	5.54%
Portfolio turnover rate	30%		45%	30%	34%	68%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(3)	Any amount of fees accrued according to the Portfolio’s distribution and shareholder services plans with respect to the Portfolio’s Class III shares, but not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical. Fees were reimbursed to the Portfolio of less than 0.01% of average net assets of Class III shares for the period ended December 31, 2025.

See Notes to Financial Statements and Financial Highlights.

28 | December 31, 2025

ALPS Global Opportunity Portfolio

Schedule of Investments	As of December 31, 2025

Security Description	Shares	Value
Closed-End Funds - 11.72%
Financials - 11.72%
HarbourVest Global Private Equity, Ltd. (1)	6,890	$290,379
HBM Healthcare Investments AG, Class A	765	217,979
HgCapital Trust PLC	139,870	953,350
NB Private Equity Partners, Ltd.	12,775	278,052
Oakley Capital Investments, Ltd.	51,910	398,839
Patria Private Equity Trust PLC	34,768	285,260

Total Financials		2,423,859

Total Closed-End Funds
(Cost $1,761,560)		2,423,859

Common Stocks - 87.54%
Communication Services - 1.30%
Meta Platforms, Inc., Class A	407	268,657

Consumer Discretionary - 3.41%
Amazon.com, Inc. (1)	1,415	326,610
Wesfarmers, Ltd.	7,030	378,729

Total Consumer Discretionary		705,339
Consumer Staples - 1.23%
Costco Wholesale Corp.	294	253,528

Financials - 63.67%
3i Group PLC	22,652	993,260
Apollo Global Management, Inc., Class A	5,840	845,398
Ares Management LP, Class A	5,970	964,930
Berkshire Hathaway, Inc., Class B (1)	1,749	879,135
Blackstone, Inc., Class A	5,220	804,611
Blue Owl Capital, Inc.	22,720	339,437
Brederode SA	6,102	764,393
Bridgepoint Group PLC (2)(3)	78,235	298,029
CVC Capital Partners PLC (2)(3)	18,185	304,553
EQT AB	13,970	545,753
Hamilton Lane, Inc., Class A	3,395	455,982
Hercules Capital, Inc.	15,205	286,158
Houlihan Lokey, Inc.	3,005	523,441
ICG PLC	20,180	556,486
Integral Corp.	5,580	118,033
Investment AB Kinnevik, B Shares (1)	19,550	176,253
Investor AB, B Shares Class B	10,845	386,468
KKR & Co., Inc., Class A	8,020	1,022,389
Mastercard, Inc., Class A	425	242,624
Mutares SE & Co. KGaA	9,910	346,486
Partners Group Holding AG	730	895,697
Sofina SA	865	250,139
Security Description	Shares	Value
StepStone Group, Inc., Class A	7,645	490,580
TPG, Inc.	10,520	671,598

Total Financials		13,161,833
Industrials - 8.71%
Carlisle Cos., Inc.	1,205	385,432
CSW Industrials, Inc.	524	153,810
Dover Corp.	1,110	216,716
FTAI Aviation, Ltd.	1,715	337,598
IES Holdings, Inc. (1)	535	208,125
Italmobiliare SpA	6,415	205,608
OEM International AB, Class B	18,605	293,832

Total Industrials		1,801,121
Information Technology - 9.22%
Adobe, Inc. (1)	550	192,495
Constellation Software, Inc.	107	257,368
Dell Technologies, Inc.	1,670	210,220
GoDaddy, Inc. (1)	1,665	206,593
Intuit, Inc.	320	211,974
Lagercrantz Group AB, B Shares	9,745	223,530
Lam Research Corp.	1,806	309,151
Microsoft Corp.	610	295,008

Total Information Technology		1,906,339
Total Common Stocks
(Cost $14,219,724)		18,096,817

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.86%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.722%	178,492	$178,492

Total Short-Term Investments
(Cost $178,492)			178,492

Total Investments - 100.12%
(Total cost $16,159,776)			20,699,168

Liabilities in Excess of Other Assets - (0.12)%			(25,838)

Net Assets - 100.00%			$20,673,330

See Notes to Financial Statements and Financial Highlights.

29 | December 31, 2025

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of December 31, 2025

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2025, the aggregate value of those securities was $602,582, which represents 2.91% of net assets.

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $602,582, representing 2.91% of net assets.

See Notes to Financial Statements and Financial Highlights.

30 | December 31, 2025

ALPS Global Opportunity Portfolio

Schedule of Investments (continued)	As of December 31, 2025

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2025	Fund Delivering	U.S. $ Value at December 31, 2025	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	01/26/26	USD	$643,369	GBP	$636,214	$7,155
						$7,155
State Street Bank and Trust Company	03/20/26	USD	$582,069	GBP	$599,721	$(17,652)
						$(17,652)

See Notes to Financial Statements and Financial Highlights.

31 | December 31, 2025

ALPS Global Opportunity Portfolio

Statement of Assets and Liabilities	As of December 31, 2025

ASSETS:
Investments, at value	$20,699,168
Foreign currency, at value (Cost $75)	75
Dividends receivable	25,752
Dividend Reclaim receivable	40,168
Other assets	314
Total Assets	20,765,477

LIABILITIES:

Payable for shares redeemed	24,235
Unrealized depreciation on forward foreign currency contracts	10,497
Payable to advisor	8,077
Payable for distribution and service fees	8,559
Payable for audit fees	19,971
Payable for trustees’ fees	100
Accrued expenses and other liabilities	20,708
Total Liabilities	92,147
Net Assets	$20,673,330

NET ASSETS CONSIST OF:

Paid-in capital	$15,538,668
Total distributable earnings (accumulated losses)	5,134,662
Net Assets	$20,673,330

Investments, at Cost	$16,159,776

PRICING OF SHARES:

Class I:
Net Assets	$630,959
Shares of beneficial interest outstanding	55,424
Net assets value, offering and redemption price per share	$11.38

Class III:
Net Assets	$20,042,371
Shares of beneficial interest outstanding	1,618,478
Net assets value, offering and redemption price per share	$12.38

See Notes to Financial Statements and Financial Highlights.

32 | December 31, 2025

ALPS Global Opportunity Portfolio

Statement of Operations	For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $12,711)	$380,371
Total Investment Income	380,371

EXPENSES:
Investment advisor fee	202,779
12b-1 fees:
Class III	42,050
Shareholder servicing fees:
Class I	1,366
Class III	42,050
Custodian fees	18,733
Administration fee	14,257
Legal fees	1,996
Audit fees	19,400
Trustees’ fees and expenses	4,908
Report to shareholder fees	5,965
Other expenses	23,308
Total expenses before waiver/reimbursements	376,812
Less fees waived/reimbursed by investment advisor
Class I	(3,207)
Class III	(74,434)
Total Net Expenses	299,171
Net Investment Income	81,200

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	3,163,741
Forward foreign currency contracts	(34,209)
Foreign currency transactions	(5,758)
Net realized gain	3,123,774
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,915,945)
Forward foreign currency contracts	(68,898)
Translation of assets and liabilities denominated in foreign currencies	6,695
Net change in unrealized depreciation	(2,978,148)
Net Realized and Unrealized Gain on Investments	145,626
Net Increase in Net Assets Resulting from Operations	$226,826

See Notes to Financial Statements and Financial Highlights.

33 | December 31, 2025

ALPS Global Opportunity Portfolio

Statements of Changes in Net Assets

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:

Net investment income	$81,200	$288,337
Net realized gain	3,123,774	2,161,311
Net change in unrealized appreciation/(depreciation)	(2,978,148)	1,749,126
Net increase in net assets resulting from operations	226,826	4,198,774

DISTRIBUTIONS TO SHAREHOLDERS:

From distributable earnings
Class I	(57,275)	(169,700)
Class III	(1,575,385)	(1,925,632)
Total distributions	(1,632,660)	(2,095,332)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	744,576	1,307,338
Issued to shareholders in reinvestment of distributions	57,275	169,700
Cost of shares redeemed	(1,947,935)	(259,552)
Net increase/(decrease) from share transactions	(1,146,084)	1,217,486
Class III
Proceeds from sale of shares	3,038,433	2,109,849
Issued to shareholders in reinvestment of distributions	1,575,385	1,925,632
Cost of shares redeemed	(6,757,086)	(5,182,149)
Net decrease from share transactions	(2,143,268)	(1,146,668)

Net increase/(decrease) in net assets	(4,695,186)	2,174,260

NET ASSETS:

Beginning of year	25,368,516	23,194,256
End of year	$20,673,330	$25,368,516

OTHER INFORMATION - SHARES:

Class I
Sold	58,620	109,390
Reinvested	5,165	13,247
Redeemed	(162,124)	(20,897)
Net increase/(decrease) in shares outstanding	(98,339)	101,740

Class III
Sold	226,486	160,998
Reinvested	130,629	139,539
Redeemed	(506,429)	(383,019)
Net decrease in shares outstanding	(149,314)	(82,482)

See Notes to Financial Statements and Financial Highlights.

34 | December 31, 2025

ALPS Global Opportunity Portfolio – Class I

Financial Highlights

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023 (1)	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$12.33	$11.41	$8.83	$16.52	$13.92
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.03	0.19	0.19	0.18	0.05 (3)
Net realized and unrealized gain/(loss) on investments	0.13	1.94	2.39	(4.87)	3.34
Total income/(loss) from investment operations	0.16	2.13	2.58	(4.69)	3.39

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.91)	(1.21)	–	(1.75)	(0.79)
From net realized gain	(0.20)	–	–	(1.25)	–
Total distributions	(1.11)	(1.21)	–	(3.00)	(0.79)
Net increase/(decrease) in net asset value	(0.95)	0.92	2.58	(7.69)	2.60
Net asset value - end of period	$11.38	$12.33	$11.41	$8.83	$16.52

Total Return(4)	1.55%	18.28%	29.22%	(28.68)%	24.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$631	$1,896	$594	$377	$474
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.45%	1.36%	1.34%	1.27%	1.31%
Net expenses after waiver/reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income after waiver/ reimbursements	0.39%	1.49%	1.88%	1.43%	0.32%
Portfolio turnover rate	30%	31%	22%	32%	38%

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
(4)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.

See Notes to Financial Statements and Financial Highlights.

35 | December 31, 2025

ALPS Global Opportunity Portfolio – Class III

Financial Highlights

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023 (1)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$13.28		$12.21		$9.48		$17.40	$14.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.04		0.15		0.17		0.13	(0.00	)(3)
Net realized and unrealized gain/(loss) on investments	0.11		2.09		2.56		(5.11)	3.49
Total income/(loss) from investment operations	0.15		2.24		2.73		(4.98)	3.49

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(0.85)		(1.17)		–		(1.69)	(0.74)
From net realized gain	(0.20)		–		–		(1.25)	–
Total distributions	(1.05)		(1.17)		–		(2.94)	(0.74)
Net increase/(decrease) in net asset value	(0.90)		1.07		2.73		(7.92)	2.75
Net asset value - end of period	$12.38		$13.28		$12.21		$9.48	$17.40

Total Return(4)	1.36%		18.01%		28.80%		(28.91)%	23.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,042		$23,473		$22,600		$22,439	$35,551
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.69	%(5)	1.62	%(5)	1.66	%(5)	1.62%	1.66%
Net expenses after waiver/reimbursements	1.34	%(5)	1.36	%(5)	1.42	%(5)	1.45%	1.45%
Net investment income after waiver/ reimbursements	0.36%		1.11%		1.60%		1.00%	0.00	%(6)
Portfolio turnover rate	30%		31%		22%		32%	38%

(1)	Prior to January 24, 2023, the ALPS Global Opportunity Portfolio was known as the ALPS/Red Rocks Global Opportunity Portfolio.
(2)	Per share numbers have been calculated using the average shares method.
(3)	Less than ($0.005) per share.
(4)	Assumes reinvestment of any dividends and distributions. The performance does not include the fees and expenses incurred by investing through a separate account or qualified plan and does not reflect the variable annuity or life insurance contract charges. If they did the Portfolio’s performance would be lower.
(5)	Any amount of fees accrued according to the Portfolio’s distribution and shareholder services plans with respect to the Portfolio’s Class III shares, but not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical. Fees were reimbursed to the Portfolio for the periods ended December 31, 2025, December 31, 2024 and December 31, 2023, respectively, in the amount of 0.11%, 0.09% and 0.03% of average net assets of Class III shares.
(6)	Less than (0.005%) per share.

See Notes to Financial Statements and Financial Highlights.

36 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively The “Morningstar Portfolios”), the ALPS|Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (collectively the “Portfolios”). The ALPS|Alerian Energy Infrastructure Portfolio is considered non-diversified under the 1940 Act and may invest a greater portion of its assets in a more limited number of issuers than a diversified portfolio. The Morningstar Portfolios and the ALPS Global Opportunity Portfolio are each considered diversified under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services - Investment Companies. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. The Portfolios’ Treasurer is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures utilized by the Valuation Designee to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or “Trustees”) designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

37 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures utilized by the Valuation Designee. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

38 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of the year ended December 31, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,508,417	$–	$–	$30,508,417
Short-Term Investments	635,357	–	–	635,357
Total	$31,143,774	$–	$–	$31,143,774

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,175,154	$–	$–	$52,175,154
Short-Term Investments	954,873	–	–	954,873
Total	$53,130,027	$–	$–	$53,130,027

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$169,872,848	$–	$–	$169,872,848
Short-Term Investments	1,817,674	–	–	1,817,674
Total	$171,690,522	$–	$–	$171,690,522

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$295,400,983	$–	$–	$295,400,983
Short-Term Investments	3,349,960	–	–	3,349,960
Total	$298,750,943	$–	$–	$298,750,943

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$230,536,731	$–	$–	$230,536,731
Short-Term Investments	2,684,118	–	–	2,684,118
Total	$233,220,849	$–	$–	$233,220,849

39 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$36,589,616	$–	$–	$36,589,616
Exchange Traded Fund	581,230	–	–	581,230
U.S. Energy Infrastructure Companies	35,064,822	–	–	35,064,822
U.S. Energy Infrastructure MLPs	35,148,270	–	–	35,148,270
U.S. General Partners	18,953,620	–	–	18,953,620
Short-Term Investments	223	–	–	223
Total	$126,337,781	$–	$–	$126,337,781

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$398,839	$2,025,020	$–	$2,423,859
Common Stocks	11,653,400	6,443,417	–	18,096,817
Short-Term Investments	178,492	–	–	178,492
Total	$12,230,731	$8,468,437	$–	$20,699,168

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$7,155	$–	$7,155
Liabilities
Forward foreign currency contracts	$–	$(17,652)	$–	$(17,652)
TOTAL	$–	$(10,497)	$–	$(10,497)

*	See Schedule of Investments for industry classifications.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value and there were no transfers into or out of Level 3 during the year ended December 31, 2025.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the year ended December 31, 2025, each Portfolio did not have a liability for any unrecognized tax benefit. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of, and during the year ended December 31, 2025, the Portfolios did not recognize interest and penalties related to tax liabilities.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

40 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Selected Risks

In the normal course of business, each Portfolio’s investment activities expose it to various types of risks associated with the financial instruments and markets in which it invests. Significant types of financial risks the Portfolios are exposed to include market risk, equity securities risk, concentration risk and non-U.S. securities risk. Each Portfolio’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of December 31, 2025, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Income and Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the NCSR filings for the Vanguard® Total Bond Market Index Fund ETF dated March 4, 2025, available at www.sec.gov or can be found at www.investor.vanguard.com and should be read in conjunction with the Portfolio’s financial statements, though this information is not incorporated herein by reference.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

41 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Portfolio. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments insecurities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Contracts: The ALPS Global Opportunity Portfolio engaged in currency transactions with counterparties during the year ended December 31, 2025 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolios’ as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The table below is a summary of the fair valuations of derivative instruments categorized by risk exposure.

Fair values of forward foreign currency contracts on the Statement of Assets and Liabilities and the Statement of Operations as of December 31, 2025:

Risk Exposure	Location	Fair Value	Location	Fair Value
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Unrealized appreciation on forward contracts	$-	Unrealized depreciation on forward contracts	$(10,497)
Total		$-		$(10,497)

Risk Exposure	Location	Realized Gain/(Loss) on Derivatives	Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
ALPS Global Opportunity Portfolio
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized loss on forward foreign currency contracts	$(34,209)	Change in unrealized appreciation/(depreciation) on forward foreign currency contracts	$(68,898)
Total		$(34,209)		$(68,898)

The forward foreign currency contract’s average volume for the ALPS Global Opportunity Portfolio during the year ended December 31, 2025 was $1,381,280.

42 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

3. FEDERAL TAXES AND TAX BASIS INFORMATION

As of December 31, 2025, the Portfolios most recent year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/ (Losses)	Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$887,435	$(813,246)	$662,005	$–	$736,194
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,319,009	994,550	3,718,880	–	6,032,439
Morningstar Balanced ETF Asset Allocation Portfolio	3,435,045	5,911,223	24,279,054	–	33,625,322
Morningstar Growth ETF Asset Allocation Portfolio	4,781,282	6,998,736	79,067,930	–	90,847,948
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	3,063,284	4,386,549	70,462,615	–	77,912,448
Alerian Energy Infrastructure ETF	1,782,864	13,899,847	21,381,181	(11,609,812)	25,454,080
ALPS Global Opportunity Portfolio	839,215	1,746,239	2,549,316	(108)	5,134,662

Other cumulative effect of timing differences relate to passive losses from partnership investments.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. Accordingly, for the year ended December 31, 2025, certain differences were reclassified. These differences were primarily due to prior year true-up adjustments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Distributable Earnings	Paid-In Capital
ALPS | Alerian Energy Infrastructure Portfolio	$7,221	$(7,221)

The tax character of the distributions paid during the year ended December 31, 2025 and December 31, 2024 were as follows:

2025	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$824,466	$–	$824,466
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,681,797	3,719,821	5,401,618
Morningstar Balanced ETF Asset Allocation Portfolio	4,922,975	16,245,270	21,168,245
Morningstar Growth ETF Asset Allocation Portfolio	6,317,247	18,457,267	24,774,514
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	4,634,861	13,475,992	18,110,853
Alerian Energy Infrastructure ETF	6,255,817	14,147,564	20,403,381
ALPS Global Opportunity Portfolio	1,320,215	312,445	1,632,660

2024	Ordinary Income	Long-Term Capital Gains	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$668,083	$–	$668,083
Morningstar Income and Growth ETF Asset Allocation Portfolio	1,133,283	286,838	1,420,121
Morningstar Balanced ETF Asset Allocation Portfolio	2,940,437	1,519,873	4,460,310
Morningstar Growth ETF Asset Allocation Portfolio	4,051,313	5,152,577	9,203,890
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,725,068	2,807,745	5,532,813
Alerian Energy Infrastructure ETF	5,042,528	3,494,500	8,537,028
ALPS Global Opportunity Portfolio	2,095,332	–	2,095,332

43 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2025, the following amounts are available as carry forwards to the next tax year:

Portfolio	Short-Term	Long-Term
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$813,246

During the year ended December 31, 2025, the below Portfolios utilized capital loss carryovers as follows:

Portfolio	Total
Morningstar Conservative ETF Asset Allocation Portfolio	$543,326

The Portofolios may elect to defer late-year ordinary losses and post-October capital losses to the first day of the next taxable year. When such an election is made, the deferred losses are treated as incurred on the first day of the following taxable year, separate from and in addition to any capital loss carryforwards. For the current fiscal year, the Portfolios did not elect to defer any late-year ordinary losses or post-October capital losses.

As of December 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$30,481,769	$902,728	$(240,723)	$–	$662,005
Morningstar Income and Growth ETF Asset Allocation Portfolio	49,411,147	4,159,231	(440,351)	–	3,718,880
Morningstar Balanced ETF Asset Allocation Portfolio	147,411,468	26,395,527	(2,116,473)	–	24,279,054
Morningstar Growth ETF Asset Allocation Portfolio	219,683,013	81,588,588	(2,520,658)	–	79,067,930
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	162,758,234	70,824,998	(362,383)	–	70,462,615
Alerian Energy Infrastructure ETF	104,956,484	25,037,468	(3,656,171)	(116)	21,381,181
ALPS Global Opportunity Portfolio	18,154,214	3,393,085	(848,131)	4,362	2,549,316

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales, passive foreign investment company (PFIC) mark to market adjustments, c-corp basis adjustments and partnership basis adjustments.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, during the year ended December 31, 2025, were as follows for each Portfolio:

Portfolio	Purchases	Sales
Morningstar Conservative ETF Asset Allocation Portfolio	$5,971,237	$5,395,422
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,298,728	6,084,683
Morningstar Balanced ETF Asset Allocation Portfolio	20,144,132	29,425,646
Morningstar Growth ETF Asset Allocation Portfolio	37,364,206	41,657,444
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	29,887,332	29,239,668
ALPS | Alerian Energy Infrastructure Portfolio	38,283,641	47,232,695
ALPS Global Opportunity Portfolio	6,495,861	11,190,727

44 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

5. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Portfolio	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Investment Management LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Morningstar Conservative ETF Asset Allocation Portfolio	0.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Balanced ETF Asset Allocation Portfolio	0.45%
Morningstar Growth ETF Asset Allocation Portfolio	0.45%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS Global Opportunity Portfolio	0.90%

Pursuant to the Investment Sub-Advisory Agreement, the Adviser pays the Sub-Adviser an annual sub-advisory management fee which is based on a Portfolio’s average daily net assets. The Adviser pays the sub-advisory management fee out of the management fee paid to the Adviser pursuant to the Advisory Agreement. The following table reflects the contractual sub-advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Morningstar Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%

6. OTHER AGREEMENTS

Distribution Agreement and Rule 12b-1 Plans: ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I, Class II and Class III Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. As of December 31, 2025, there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II	Portfolio	Class III
Morningstar Conservative ETF Asset Allocation Portfolio	0.25%	ALPS | Alerian Energy Infrastructure Portfolio	0.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.25%	ALPS Global Opportunity Portfolio	0.25%
Morningstar Balanced ETF Asset Allocation Portfolio	0.25%
Morningstar Growth ETF Asset Allocation Portfolio	0.25%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Shareholder Servicing Fees: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio have each adopted a shareholder services plan with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies, banks and their affiliates and other institutions, including broker-dealers and Trust affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

45 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights	December 31, 2025

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub-Advisers, as applicable for the benefit of the Portfolios, the Adviser and/or Sub-Advisers have contractually agreed to waive certain fees they are entitled to receive from, or reimburse certain expenses to be paid by, the Portfolios. Specifically, the Adviser and certain Sub-Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub-Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

Portfolio	Class I	Class II	Class III	Expires
Morningstar Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2026
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2026
ALPS Global Opportunity Portfolio	0.95%	N/A	0.95%	4/29/2026

The Adviser and Sub-Adviser (as applicable) of the Portfolios may be permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expenses were deferred. The Expense Limitation Agreements permit the Adviser and/or the Sub-Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture.

At December 31, 2025, the available recoupable balances are as follows:

Portfolio	Expires 2026	Expires 2027	Expires 2028	Total
Morningstar Conservative ETF Asset Allocation	$37,278	$38,706	$28,332	$104,316
Morningstar Income and Growth ETF Asset Allocation	34,803	34,563	19,047	88,413
Morningstar Balanced ETF Asset Allocation Portfolio	–	–	–	–
Morningstar Growth ETF Asset Allocation Portfolio	–	–	–	–
Morningstar Aggressive Growth ETF Asset Allocation	–	–	–	–
ALPS I Alerian Infrastructure Portfolio	38,215	11,103	–	49,318
ALPS Global Opportunity Portfolio	53,350	66,243	77,641	197,234

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, serves as administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides all necessary bookkeeping, shareholder recordkeeping services and pricing services to each Portfolio. Under the Administration Agreement, AFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS receives an annual fee paid on a monthly basis.

Transfer Agency and Service Agreement: AFS also serves as transfer agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) transmitting shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES FEES

As of December 31, 2025, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee receives an annual retainer of $36,000, a per meeting fee of $5,000, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. To the extent that there is a standalone Audit Committee meeting held not in connection with a Board meeting, each member of the Audit Committee shall receive a per meeting fee of $3,500 and reimbursement for all reasonable out-of-pocket expenses relating to attendance at such meeting. The Chairman of the Board, the Audit Committee Chairman and the Chairman of the Nominating and Governance Committee receive an additional annual retainer of $15,000 and $7,500, and $3,000 respectively.

46 | December 31, 2025

ALPS Variable Investment Trust

Notes to Financial Statements and Financial Highlights December 31, 2025

8. RELATED PARTY TRANSACTIONS

The Portfolios may engage in cross trades between each other pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of Trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Cross trades between portfolios for the year ended December 31, 2025 were as follows:

Portfolio	Purchase cost paid to Portfolios	Sale proceeds received from Portfolios	Realized gain/(loss) on sales to Portfolios
Morningstar Conservative ETF Asset Allocation Portfolio	$–	$30,238	$(2,225)
Morningstar Income and Growth ETF Asset Allocation Portfolio	(183,031)	20,017	899
Morningstar Balanced ETF Asset Allocation Portfolio	(152,504)	382,336	89,378
Morningstar Growth ETF Asset Allocation Portfolio	(222,566)	283,245	(9,524)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	(251,188)	93,454	43,640
ALPS | Alerian Energy Infrastructure Portfolio	(641,883)	–	–

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective January 1, 2026, the annual retainer received by each Independent Trustee changed from $36,000 to $40,000.

47 | December 31, 2025

ALPS Variable Investment Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

ALPS Variable Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, and ALPS Global Opportunity Portfolio (the “Funds”), each a series of ALPS Variable Investment Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended December 31, 2021 were audited by other auditors whose report dated February 22, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by ALPS Advisors, Inc. since 2013.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 20, 2026

48 | December 31, 2025

ALPS Variable Investment Trust

Additional Information	December 31, 2025 (Unaudited)

TAX INFORMATION (UNAUDITED)

The Portfolio designates the following amounts for the Corporate Dividends Received Deduction for the fiscal year ended December 31, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio	3.71%
Morningstar Income and Growth ETF Asset Allocation Portfolio	6.51%
Morningstar Balanced ETF Asset Allocation Portfolio	10.38%
Morningstar Growth ETF Asset Allocation Portfolio	16.24%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	20.01%
ALPS | Alerian Energy Infrastructure Portfolio	7.58%
ALPS Global Opportunity Portfolio	3.63%

Additionally, the Portfolio designates the following amounts as Long Term Capital Gain Dividends pursuant to IRS Code Section 852(b)(3) for the fiscal year ended December 31, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio	$–
Morningstar Income and Growth ETF Asset Allocation Portfolio	$3,719,821
Morningstar Balanced ETF Asset Allocation Portfolio	$16,245,270
Morningstar Growth ETF Asset Allocation Portfolio	$18,457,267
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	$13,475,992
ALPS | Alerian Energy Infrastructure Portfolio	$14,147,564
ALPS Global Opportunity Portfolio	$312,445

LICENSING AGREEMENT

Alerian

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Midstream Energy Select Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Midstream Energy Select Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Alerian Portfolio is not issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

49 | December 31, 2025

ALPS Variable Investment Trust

Additional Information	December 31, 2025 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

Morningstar

The Portfolios are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”), with the exception of Morningstar Investment Management LLC, a subsidiary of Morningstar, Inc., who is the investment sub-adviser to the Portfolios and may undertake joint marketing activities with ALPS Portfolio Solutions Distributor, Inc. By providing data about the Morningstar Index Data to the Portfolios, the Morningstar Entities make no representation or warranty, express or implied, to the owners of the Portfolios or any member of the public regarding the advisability of investing in mutual funds generally or in the Portfolios in particular or the ability of the Morningstar Index Data to track general mutual fund market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX DATA OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

50 | December 31, 2025

ALPS Variable Investment Trust

Changes in and Disagreements with Accountants for Open-End Management Investment Companies	December 31, 2025 (Unaudited)

Not applicable for this reporting period.

51 | December 31, 2025

ALPS Variable Investment Trust

Proxy Disclosures for Open-End Management Investment Companies	December 31, 2025 (Unaudited)

Not applicable for this reporting period.

52 | December 31, 2025

ALPS Variable Investment Trust

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	December 31, 2025 (Unaudited)

Included in the Statement of Operations for the applicable Portfolio.

53 | December 31, 2025

ALPS Variable Investment Trust

Statement Regarding Basis for Approval of Investment Advisory & Sub-Advisory Contracts	December 31, 2025 (Unaudited)

Not applicable for this reporting period.

54 | December 31, 2025

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

SS&C | ALPS ADVISORS

alpsfunds.com | 1-866-759-5679

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any Changes in and Disagreements with Accountants information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Any Proxy Disclosures information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any Remuneration Paid to Directors, Officers, and Others information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Any Statement Regarding Basis for Approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), the Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Fund’s internal control over financial reporting that occurred during the Fund’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12.A.1 to the Registrant’s Certified Shareholder Report on Form N-CSR, File No. 811-21987, on March 1, 2016.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS Variable Investment Trust

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Erich Rettinger
Erich Rettinger
President (Principal Executive Officer)

Date:	March 4, 2026

By:	/s/ Gina Meyer
Gina Meyer
Treasurer (Principal Financial Officer)

Date:	March 4, 2026